Interests In Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Schedule of Information About Joint Venture

Name of entity	Place of business	Ownership interest		Carrying Amount
		2022	2021	2022	2021
Alvotech & CCHN Biopharmaceutical Co., Ltd.	China	50%	50%	48,568	55,307

Schedule of Changes in Groups Investment in a Joint Venture
The following table provides the change in the Group’s investment in a joint venture during the years ended 31 December 2022 and 2021 (in thousands):

	2022	2021
Balance at 1 January	55,307	56,679
Share in losses	(2,590)	(2,418)
Translation difference	(4,149)	1,046

Balance at 31 December	48,568	55,307

Schedule of Summary of Statement of Financial Position of Joint Venture

Summarized Statements of Financial Position (in thousands)	2022	2021
Current assets
Cash and bank balances	17,203	29,659
Trade receivables	—	15
Inventories	250	18
Other current assets	1,539	1,372

Total current assets	18,992	31,064

Total non-current assets	107,487	94,525

Current liabilities
Financial liabilities	145	—
Other current liabilities	14,129	12,156

Total current liabilities	14,274	12,156

Total non-current liabilities	15,069	2,820

Net assets	97,136	110,613

Schedule of Reconciliation to Carrying Amounts in Joint Venture

Reconciliation to carrying amounts (in thousands):	2022	2021
Opening net assets at 1 January	110,613	113,061
Loss for the year	(5,180)	(4,836)
Other comprehensive income	—	—
Cash contributions of owners	—	—
Receivable from owners	—	—
Dividends paid	—	—
Other, net	(8,297)	2,388

Closing net assets at 31 December	97,136	110,613

Group’s share in %	50%	50%
Group’s share in USD	48,568	55,307

Carrying amount	48,568	55,307

Schedule of Summary of Statement of Profit Loss and Other Comprehensive Income of Joint Venture

Summarized Statements of Profit or Loss & Other Comprehensive Income (in thousands)	2022	2021	2020
Revenue Interest income	— 433	— 1,295	— 2,518
Depreciation and Amortization	829	210	26
Interest expense	151	—	—
Income tax expense	—	—	—
Other expenses	4,633	5,920	4,844
Exchange rate differences	—	1	658

Loss for the year	(5,180)	(4,836)	(3,010)

Other comprehensive income	—	—	—
Total comprehensive loss	(5,180)	(4,836)	(3,010)
Dividends received from joint venture entity	—	—	—